Segment information - Consolidated depreciation and impairment of property and equipment and operating lease cost relating to land use rights by segments and others (Details)
¥ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 27,808	$ 4,386	¥ 26,389	¥ 20,523
Total segments | China commerce
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	13,043		9,790	6,605
Total segments | International commerce
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,473		1,180	725
Total segments | Local consumer services
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,237		1,161	766
Total segments | Cainiao
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	992		872	694
Total segments | Cloud
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	7,613		11,161	9,257
Total segments | Digital media and entertainment
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	956		1,109	1,359
Total segments | Innovation initiatives and others and unallocated
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 2,494		¥ 1,116	¥ 1,117